Income Taxes (Tables)	12 Months Ended
Dec. 31, 2022
Income Tax Disclosure [Abstract]
Schedule of income tax expense
	December 31,
	2022	2021
Current
Federal	$-	$-
State	27,446	34,317
Subtotal	27,446	34,317
Deferred
Federal	2,305,034	(1,208,287)
State	10,037	(6,820)
Subtotal	2,315,071	(1,215,107)
Total income tax expense (benefit)	$2,342,517	$(1,180,790)

Schedule of effective income tax rate reconciliation
	December 31,
	2022	2021
Federal statutory rate	21.00%	21.00%
Permanent items	(4.94)%	(5.27)%
State and local taxes, net of federal taxes	0.00%	(0.16)%
Deferred rate changes	(0.02)%	0.00%
Change in valuation allowance	(33.88)%	-
Other	(2.56)%	(2.66)%
	(20.4)%	12.91%

Schedule of net deferred tax (liabilities)/assets
	December 31,
	2022	2021
Allowance for doubtful accounts	$108,000	$108,000
Accrued expenses	259,000	181,500
Stock compensation	42,400	225,600
Net operating loss carryforward	3,757,700	1,717,400
Accumulated depreciation	(1,320,700)	(2,362,800)
Deferred revenue	573,500	867,900
Lease liability	229,300	-
Other miscellaneous items	35,900	1,400
Right-of-use asset	(229,300)	-
Start-up costs	1,462,700	1,575,907
Total deferred tax assets	4,918,500	2,314,907
Valuation allowance	(4,918,500)	-
Deferred tax assets, net	$-	$2,314,907